Preferred stock (Tables)	12 Months Ended
Mar. 31, 2021
Preferred stock
Schedule of Stock by Class
The composition of preferred stock at March 31, 2019, 2020 and 2021 is as follows:

	March 31, 2019		March 31, 2020		March 31, 2021
Class of stock	Authorized	Issued	Authorized	Issued	Authorized	Issued
	(number of shares)
Class XIV preferred stock	90,000,000	—	90,000,000	—	90,000,000	—
Class XV preferred stock	90,000,000	—	90,000,000	—	90,000,000	—
Class XVI preferred stock	150,000,000	—	150,000,000	—	150,000,000	—